SHARE CAPITAL (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Schedule of share option activity

	Number of Options	Weighted Average Exercise Price
		C$
Outstanding, December 31, 2022	1,580,826	3.79
Issued	602,000	1.17
Forfeited	(514,999)	3.02
Outstanding, December 31, 2023	1,667,827	3.08

Forfeited	(166,666)	2.40
Outstanding, March 31, 2024	1,501,161	3.16

Schedule of stock options outstanding

	Options Outstanding	Options Exercisable	Exercise Price	Remaining Contractual Life (Years)	Expiry Date
			C$

November 15, 2019	233,333	233,333	1.50	0.63	November 15, 2024
November 28, 2019	16,666	16,666	1.56	0.66	November 28, 2024
May 4, 2020	24,999	24,999	1.20	1.09	May 4, 2025
November 23, 2020	66,664	66,664	6.15	1.65	November 23, 2025
January 12, 2021	333,333	333,333	6.51	1.78	January 11, 2026
February 1, 2021	41,666	41,666	9.36	1.84	January 31, 2026
April 27, 2021	60,000	50,000	7.24	2.07	April 26, 2026
March 31, 2022	40,000	26,667	2.98	3.00	March 30, 2027
November 25, 2022	82,500	30,000	1.30	3.65	November 24, 2027
May 11, 2023	50,000	8,333	1.02	4.11	May 10, 2028
November 15, 2023	552,000	—	1.18	4.63	November 14, 2028

Total	1,501,161	831,661

Schedule of deferred share units

Number of DSUs

Outstanding, December 31, 2022	623,701
Issued	666,749
Outstanding, December 31, 2023	1,290,450
Issued	187,745
Outstanding, March 31, 2024	1,478,195